SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Assets
Derivative Liability at fair value	73,395	148,590,100	$ 8,919,202
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets
Derivative Liability at fair value
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets
Derivative Liability at fair value
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets
Derivative Liability at fair value	$ 73,395	$ 148,590,100	$ 8,919,202